IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCK - 97.67%	Shares	Fair Value

Communication Services - 14.24%
Activision Blizzard, Inc.	9,100	$541,268
Alphabet, Inc. - Class C (a)	445	517,450
AT&T, Inc.	22,000	641,300
Electronic Arts, Inc. (a)	5,300	530,901
Facebook, Inc. - Class A (a)	2,277	379,804
Netflix, Inc. (a)	1,300	488,150
Verizon Communications, Inc.	8,000	429,840
		3,528,713
Consumer Discretionary - 13.88%
Amazon.com, Inc. (a)	688	1,341,407
Dollar Tree, Inc. (a)	7,955	584,454
Domino’s Pizza, Inc.	1,715	555,780
Home Depot, Inc.	1,620	302,470
Service Corp. International	9,125	356,879
Starbucks Corp.	4,562	299,906
		3,440,896
Consumer Staples - 20.56%
Altria Group, Inc.	11,175	432,137
Clorox Co.	2,700	467,775
Coca-Cola Co.	5,900	261,075
Constellation Brands, Inc.	2,200	315,392
Costco Wholesale Corp.	1,413	402,889
General Mills, Inc.	4,900	258,573
Hormel Foods Corp.	5,970	278,441
Keurig Dr Pepper, Inc.	20,000	485,400
Kimberly-Clark Corp.	1,950	249,346
Kraft Heinz Co.	13,200	326,568
PepsiCo., Inc.	2,700	324,270
Procter & Gamble Co.	3,900	429,000
Walgreens Boots Alliance, Inc.	8,900	407,175
Wal-Mart Stores, Inc.	4,039	458,911
		5,096,952
Financials - 8.91%
Bank of America Corp.	17,755	376,939
Goldman Sachs Group, Inc.	2,500	386,475
JPMorgan Chase & Co.	8,600	774,258
Wells Fargo & Co.	23,400	671,580
		2,209,252
Health Care - 20.79%
AbbVie, Inc.	9,400	716,186
Amgen, Inc.	790	160,157
Bristol-Myers Squibb Co.	10,380	578,581
CVS Health Corp.	6,800	403,444
Edwards Lifesciences Corp. (a)	2,125	400,817
Eli Lilly & Co.	1,190	165,077

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCK - 97.67% (continued)	Shares	Fair Value

Health Care - 20.79% (continued)
Gilead Sciences, Inc.	7,700	$575,652
IDEXX Laboratories, Inc. (a)	1,750	423,920
Johnson & Johnson	6,635	870,048
Pfizer, Inc.	12,600	411,264
Regeneron Pharmaceuticals, Inc.	337	164,554
UnitedHealth Group, Inc.	1,140	284,293
		5,153,993
Industrials - 1.73%
United Parcel Service, Inc.	4,600	429,732

Information Technology - 16.36%
Apple, Inc.	2,035	517,480
Cisco Systems, Inc.	7,800	306,618
Citrix Systems, Inc.	4,300	608,665
Intel Corp.	5,500	297,660
Microsoft Corp.	3,500	551,985
NVIDIA Corp.	2,776	731,754
PayPal Holdings, Inc. (a)	4,000	382,960
QUALCOMM, Inc.	6,156	416,453
Visa, Inc. - Class A	1,500	241,680
		4,055,255
Utilities - 1.20%
NextEra Energy, Inc.	1,240	298,369

TOTAL COMMON STOCK (Cost $22,510,402)		24,213,162

RIGHTS - 0.05%
Bristol-Myers Squibb Co.	3,374	12,821

TOTAL RIGHTS (Cost $0)		12,821

MONEY MARKET SECURITIES - 2.28%
Federated Government Obligations Fund - Institutional Shares, 0.33% (b)	563,957	563,957

TOTAL MONEY MARKET SECURITIES (Cost $563,957)		563,957

TOTAL INVESTMENTS AT VALUE (Cost $23,074,359) - 100.00%		$24,789,940
LIABILITES IN EXCESS OF OTHER ASSETS, NET - 0.00%		(545)
NET ASSETS - 100.00%		$24,789,395

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 22.13%

Communication Services - 2.75%
AT&T, Inc.	4,200	$122,430
Verizon Communications, Inc.	2,300	123,579
		246,009
Consumer Staples - 9.73%
Campbell Soup Co.	2,800	129,248
Clorox Co.	800	138,600
General Mills, Inc.	2,270	119,788
Hormel Foods Corp.	2,600	121,264
McCormick & Co., Inc.	940	132,737
Procter & Gamble Co.	1,100	121,000
Sysco Corp.	2,400	109,512
		872,149
Energy - 0.02%
Apache Corp.	500	2,090

Financials - 2.68%
Ally Financial, Inc.	7,800	112,554
US Bancorp	3,700	127,465
		240,019
Health Care - 4.47%
AbbVie, Inc.	1,700	129,523
Bristol-Myers Squibb Co.	2,470	137,678
Pfizer, Inc.	4,100	133,824
		401,025
Information Technology - 1.25%
Western Digital Corp.	2,700	112,374

Real Estate - 1 .23%
Ventas, Inc.	4,100	109,880

TOTAL COMMON STOCK (Cost $1,932,500)		1,983,546

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 55.27%
American Airlines Group, Inc., 5.000%, 06/01/2022 (c)	$300,000	$240,750
BAT Capital Corp., 4.758%, due 09/06/2049	200,000	188,830
Bombardier, Inc., 6.000%, due 10/15/2022	250,000	187,500
California Resources Corp., 8.000% due 12/15/2022 (c)	350,000	5,250
Century Link, Inc., 7.600%, due 09/15/2039	200,000	194,000
CommScope Technologies LLC, 6.000%, 06/15/2025 (c)	300,000	274,560
Dish DBS Corp., 7.750%, due 07/01/2026	220,000	226,050
EQT Corp., 3.900%, 10/01/2027	300,000	206,910
Ford Motor Co., 4.750%, due 01/15/2043	220,000	124,850
General Electric Co., 5.000%, Fixed to Variable Perpetual Bond (b) (m)	320,000	264,000
Genworth Holdings, Inc., 7.625%, due 09/24/2021	125,000	118,776
HollyFrontier Corp., 5.875%, due 04/01/2026	300,000	260,002
Hospitality Properties Trust, 3.950%, due 01/15/2028	200,000	148,557
Mattel Inc., 6.200%, due 10/01/2040	230,000	190,325
Mercer International, Inc. 5.500%, due 01/15/2026	200,000	151,970
Nordstrom Inc., 5.000%, due 01/15/2044	200,000	139,838
PetSmart, Inc., 7.125%, due 03/15/2023 (c)	200,000	186,250
Realogy Group LLC, 9.375%, due 04/01/2027	225,000	189,628
Revlon Consumer Products Corp., 5.750%, 02/15/2021	300,000	243,000
Rite Aid Corp., 6.125%, 04/01/2023 (c)	300,000	258,000
Sprint Corp., 7.250%, 02/01/2028 (c)	250,000	251,250
Tenet Healthcare Corp., 7.000%, due 08/01/2025	200,000	174,000
Tenneco, Inc., 5.000%, due 07/15/2026	350,000	219,625
United States Steel Corp., 6.650%, due 06/01/2037	230,000	138,506
Vector Group Ltd., 6.125%, due 02/01/2025 (c)	125,000	113,750
Vistra Operations Co. LLC, 5.625%, 02/15/2027 (c)	250,000	257,813

TOTAL CORPORATE BONDS (Cost $6,040,226)		4,953,990

FOREIGN BONDS DENOMINATED IN US DOLLARS - 0.70%
Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (a) (c) (d) (e) (f)	1,289,000	63,003

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,120,977)		63,003

STRUCTURED NOTES - 10.01%
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Note, 8.000%, 12/26/2033 (h)	300,000	229,770
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 1.360%, 08/30/2028 (b) (i)	350,000	203,000
Natixis US Medium-Term Note Program LLC Callable Fixed to Floating Capped Range Accrual Note, 0.483%, 10/31/2034 (b) (j)	500,000	250,000
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 10.000%, 06/28/2034 - France (k)	325,000	214,110

TOTAL STRUCTURED NOTES (Cost $1,458,269)		896,880

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES - 10.63%
Federated Government Obligations Fund - Institutional Shares, 0.33% (l)	953,316	$953,316

TOTAL MONEY MARKET SECURITIES (Cost $953,316)		953,316

TOTAL INVESTMENTS AT VALUE (Cost $11,505,288) - 98.74%		$8,850,735
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.26%		112,879
NET ASSETS - 100.00%		$8,963,614

Percentages are stated as a percent of net assets.

(a) This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.

(b) Variable rate security. Rate shown represents the rate in effect at March 31, 2020.

(c) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(d) Non-income producing security.

(e) Security is illiquid at March 31, 2020, at which time the aggregate value of illiquid securities is $63,003 or 0.70% of net assets.

(f) Issue is in default.

(g) For each Interest Period commencing on or after the Original Issue Date to but excluding August 30, 2019 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 8.000%. For each Interest Period commencing on or after August 30, 2019 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year swap rate minus the 2-Year swap rate and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%.

(h) On each coupon payment date occurring during the first year following issuance of the securities, the securities will pay a fixed coupon of 8.00% per annum, regardless of the CMS spread or the level of the underlying indices. Beginning in March 2020, the variable coupon rate will be determined as follows: Contingent rate of 8.000% multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%. The accrual condition will be satisfied on an elapsed day if, and only if, (i) the CMS spread is greater than the CMS spread barrier on that elapsed day and (ii) the closing level of each underlying index is greater than or equal to its accrual barrier level on that elapsed day.

(i) The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-year Constant Maturity Swap Rate (“2CMS”) as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(j) The variable rate is determined by multiplying (a) the product of the Multiplier and the applicable CMS30/CMS2 Spread determined as of the reference date at the start of the interest period, and subject to the minimum interest rate of 0.00% and the maximum interest rate of 10.00%, by (b) a fraction equal to the number of calendar days in such interest period with respect to which the closing level of the S&P 500® Index is greater than or equal to 60% of its closing level on trade date divided by the number of calendar days in such interest period.

(k) For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(l) Variable rate security. Rate shown represents the 7-day yield at March 31, 2020 and resets daily.

(m) With respect to the Fixed Rate Period ending January 21, 2021, interest will be paid at a rate of 5.00% per annum, payable semi-annually. Effective January 21, 2021, interest will be paid based on a floating rate equal to three-month LIBOR plus 3.33% per annum, payable quarterly.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCK - 98.08%	Shares	Fair Value

Communication Services - 5.14%
Alphabet Inc. - Class C (a)	100	$116,281
Walt Disney Co.	1,400	135,240
		251,521
Consumer Discretionary - 7.23%
General Motors Co.	2,000	41,560
McDonald’s Corp.	500	82,675
NVR, Inc. (a)	32	82,211
TJX Cos, Inc.	2,000	95,620
Whirlpool Corp.	600	51,480
		353,546
Consumer Staples - 5.12%
Altria Group, Inc.	2,110	81,594
Kraft Heinz Co.	3,000	74,220
Philip Morris International, Inc.	1,296	94,556
		250,370
Financials - 18.50%
Axis Capital Holdings Ltd.	1,000	38,650
Bank of America Corp.	6,500	137,995
BlackRock, Inc.	400	175,988
CME Group, Inc.	1,000	172,910
M&T Bank Corp.	1,300	134,459
S&P Global, Inc.	1,000	245,050
		905,052
Health Care - 18.03%
Abbott Laboratories	1,500	118,365
AbbVie, Inc.	5,000	380,950
Cardinal Health, Inc.	1,000	47,940
Danaher Corp.	1,000	138,410
Johnson & Johnson	1,500	196,695
		882,360
Industrials - 10.89%
Boeing Co.	300	44,742
Copa Holdings SA - Class A - Panama	1,000	45,290
Lockheed Martin Corp.	800	271,160
Parker-Hannifin Corp.	500	64,865
Southwest Airlines Co.	3,000	106,830
		532,887

IMS DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCK - 98.08% (continued)	Shares	Fair Value

Information Technology - 33.17%
Apple, Inc.	1,000	$254,290
CDK Global, Inc.	2,000	65,700
Mastercard, Inc. - Class A	450	108,702
Microsoft Corp.	2,000	315,420
Oracle Corp.	2,069	99,995
PayPal Holdings, Inc. (a)	2,750	263,285
QUALCOMM, Inc.	3,000	202,950
Visa, Inc. - Class A	1,940	312,573
		1,622,915

TOTAL COMMON STOCK (Cost $5,030,224)		4,798,651

MONEY MARKET SECURITIES - 2.22%
Federated Government Obligations Fund - Institutional Shares, 0.33% (b)	108,510	108,510

TOTAL MONEY MARKET SECURITIES (Cost $108,510)		108,510

TOTAL INVESTMENTS AT VALUE (Cost $5,138,734) - 100.30%		$4,907,161
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.30%)		(14,833)
NET ASSETS - 100.00%		$4,892,328

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at March 31, 2020, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●   Level 1 – quoted prices in active markets for identical securities

●   Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●   Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value  (NAV) provided  by the service  agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart  listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2020:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$24,213,162	$—	$—	$24,213,162
Rights	12,821	—	—	12,821
Money Market Securities	563,957	—	—	563,957
Total	$24,789,940	$—	$—	$24,789,940

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the quarter ended March 31, 2020, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2020:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$1,983,546	$—	$—	$1,983,546
Corporate Bonds	—	4,953,990	—	4,953,990
Foreign Bonds	—	—	63,003	63,003
Structured Notes	—	896,880	—	896,880
Money Market Securities	953,316	—	—	953,316
Total	$2,936,862	$5,850,870	$63,003	$8,850,735

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2019	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2020
Foreign Bonds	$67,702	$—	$—	$(4,699)	$—	$—	$—	$—	$63,003
Total	$67,702	$—	$—	$(4,699)	$—	$—	$—	$—	$63,003

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2020:

Quantitative information about Level 3 fair value measurements

	Fair value at	Valuation		Range (Weighted
	03/31/2020	technique(s)	Unobservable input	Average)
Foreign Bonds	$63,003	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	20%-30% of outstanding debt 28%

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The  total  change  in  unrealized  appreciation  (depreciation)  attributable  to  Level  3  investments  still  held  at March 31, 2020 was $(4,699) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Foreign Bonds	$(4,699)
Total	$(4,699)

The Income Fund did not hold any derivative instruments during the reporting period.

There were no transfers of assets between Levels during the quarter ended March 31, 20120 for the Income Fund.

The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) –

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2020:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$4,798,651	$—	$—	$4,798,651
Money Market Securities	108,510	—	—	108,510
Total	$4,907,161	$—	$—	$4,907,161

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the quarter ended March 31, 2020, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign  Currency – Investment  securities  denominated  in  foreign  currencies  are  translated  into  U.S.  dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated  in foreign  currencies  are  translated  into  U.S. dollar  amounts  on the  respective  dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2020, the aggregate value of such securities amounted to $1,650,626 and the value amounts to 18.41% of the net assets of the Income Fund.

			Shares or
	Acquisition		Principal	Amortized
	Date		Amount	Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%, 01/31/2017	5/21/2012	(a)	1,289,000	$1,120,977	$63,003
American Airlines Group, Inc. 5.00%, 06/01/2022	3/05/2020		300,000	297,093	240,750
California Resources Corp. 8.00%, 12/15/2022	4/17/2019		350,000	303,391	5,250
CommScope Technologies LLC 6.00%, 06/15/2025	3/02/2020		300,000	288,897	274,560
Pet Smart, Inc. 7.125%, 03/15/2023	5/02/2019		200,000	183,254	186,250
Rite Aid Corp. 6.125%, 04/01/2023	3/03/2020		300,000	280,215	258,000
Sprint Corp. 7.25%, 02/02/2028	2/11/2020		250,000	253,700	251,250
Vector Group Ltd. 6.125%, 02/01/2025	6/05/2019		125,000	116,614	113,750
Vista Operations Co. LLC 5.625%, 02/15/2027	2/28/2020		250,000	257,108	257,813

(a)   Purchased on various dates beginning 05/21/2012.

Investments – As of March 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$3,114,773	$98,978	$703,841
Gross (Depreciation)	(1,533,502)	(2,778,081)	(935,414)
Net Appreciation (Depreciation) on Investments	$1,581,271	$(2,679,103)	$(231,573)
Tax Cost	$23,208,669	$11,529,838	$5,138,734

For the Value Fund and Income Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.